INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of useful life of intangible assets

	December 31,
	2022	2021
Cost:

Technology	$28,819	$28,795
Customer relations	17,603	17,663
Non-Competition agreement	127	128
Customer data	12,043	12,043
Domain	552	552
Distribution agreement	291	291

	59,435	59,472

Less - accumulated amortization	25,471	19,225

Intangible assets, net	$33,964	$40,247

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

2023	$5,951
2024	5,866
2025	4,826
2026	4,243
2027	4,195
Thereafter	8,883

$33,964

Schedule of amortization expense related to intangible assets included in consolidated statements of comprehensive loss

	Year ended December 31,
	2022	2021	2020

Cost of revenues	$2,968	$2,030	$316
Research and development	—	—	—
Selling and marketing	3,274	2,918	2,257
General and administrative	4	4	4

	$6,246	$4,952	$2,577